Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated August 16, 2012 to the Prospectus

dated February 28, 2012 as supplemented and amended to date

Effective immediately, Kara Murphy serves as a co-portfolio manager of the Portfolios. Accordingly, under the heading “Portfolio Highlights: Focused Balanced Strategy Portfolio,” on page 12 of the Prospectus and “Portfolio Highlights: Focused Multi-Asset Strategy Portfolio,” on page 22 of the Prospectus, the disclosure in the section entitled “Portfolio Manager” is hereby deleted in its entirety and replaced with the following:

“Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Pettee	2008	Senior Vice President and Chief Investment Officer at SunAmerica
Kara Murphy	2012	Senior Vice President and Director of Research at SunAmerica”

In addition, under the heading “Portfolio Management—Adviser,” on page 48 of the Prospectus, the fifth paragraph is hereby deleted in its entirety and replaced with the following:

“Portfolio Managers

Timothy Pettee and Kara Murphy are co-portfolio managers of the Portfolios and are primarily responsible for the day-to-day management of the Portfolios.

Timothy Pettee

Senior Vice President and Chief Investment Officer

SunAmerica

Prior to joining SunAmerica in 2003, Mr. Pettee was Executive Vice President and Global Director of Research with Schroder Investment Management and Director of Research with U.S. Trust Co.

Kara Murphy

Senior Vice President and Director of Research

SunAmerica

Ms. Murphy joined SunAmerica in October 2006. In addition to her role as a portfolio manager and Director of Research, she is Senior Research Analyst covering the Financial sector. Before joining SunAmerica, Ms. Murphy held numerous research positions covering financial companies, including at Chilton Investment Company and Morgan Stanley Investment Management. Ms. Murphy received a B.S.F.S. degree from Georgetown University and holds an M.A. degree from the University of Chicago. She is a Chartered Financial Analyst and is a current member of the New York Society of Security Analysts (NYSSA) and CFA Institute.

Additional information about the Portfolio Managers’ compensation, other accounts under management, and ownership of the Portfolios’ shares is contained in the Statement of Additional Information.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_AAPRO_2-12

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated August 16, 2012 to the

Statement of Additional Information (“SAI”)

dated February 28, 2012, as supplemented and amended to date

Effective immediately, Kara Murphy serves as a co-portfolio manager of the Portfolios. Accordingly, under the heading “Information about the Portfolio Manager—Other Accounts Managed by the Portfolio Manager” on pages 24-25 of the SAI, the information pertaining to the Portfolios is supplemented by adding the following:

	Number of Other Accounts Managed and Total Assets by Account			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	RIC*	OPI	OA	RIC	OPI	OA
Kara Murphy-Focused Balanced Strategy	3 $1,205	0	0	0	0	0
Kara Murphy-Focused Multi-Asset Strategy	3 $975	0	0	0	0	0

*	As of July 31, 2012

Additionally, under the heading “Portfolio Manager Ownership of Fund Shares” in the table on page 25 of the SAI, the information pertaining to the Portfolio is supplemented by adding the following:

Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager
SunAmerica	Kara Murphy	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_AAPRO_2-12